TAXES BASED ON INCOME (Details 4) (USD $)	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Taxes Based on Income
Effective tax rate (as a percent)	31.10%	32.70%	33.70%
Discrete tax benefits impacting the effective tax rate related to retroactive reinstatement of the federal research and development tax credit		$ 11,000,000
Tax expense (benefit) on changes in certain tax reserves and valuation allowances		18,800,000
Tax expense (benefit) on changes in certain tax reserves, including interest and penalties, resulting from settlements of audits	(10,200,000)
Tax expense (benefit) on changes in certain tax reserves, including interest and penalties, resulting from lapses and statute expirations	(18,100,000)
Repatriation tax benefit related to certain foreign losses	(9,800,000)
Tax expense from the taxable inclusion of a net foreign currency gain related to revaluation of certain intercompany loans	9,100,000
Tax expense related to change in estimate of the potential outcome of uncertain tax issues in China	10,600,000
State tax expense primarily related to gains arising as a result of certain foreign reorganizations	2,500,000
Net tax benefit from out-of-period adjustments to properly reflect uncertain tax positions, the cumulative tax effect of currency translation associated with a foreign branch investment, the valuation allowance related to state deferred tax assets, and deferred taxes related to acquisitions completed in 2002 and 2003	(900,000)
Expense for accrual of U.S. taxes on certain foreign earnings expected to be repatriated during 2013		12,100,000	11,200,000
Benefit from release of a valuation allowance on certain state tax credits			6,200,000
Impact on the effective tax rate by the expiration of federal research and development tax credit in prior year			5,000,000
Undistributed earnings of foreign subsidiaries considered indefinitely reinvested in foreign operations	2,200,000,000
Benefits from favorable tax rates associated with certain earnings from the entity's operations in lower-tax jurisdictions throughout the world		$ 11,200,000